Equity-Accounted Investees - Medcom Advance,S.A. (Details) - Medcom Advance, S.A. - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Ownership interest (as a percent)	45.00%	45.00%	45.00%
Consideration	€ 8,602